CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 156,737	$ 201,534
Adjustments to reconcile net income to net cash from operating activities:
Depreciation on property and equipment and equipment on operating leases	84,731	110,440
Amortization on intangibles	848	1,106
Provision for credit losses	13,443	32,853
Deferred income tax expense	44,286	58,755
Changes in components of working capital:
Decrease in affiliated accounts and notes receivables	23,055	(63,326)
Decrease in other assets and equipment held for sale	138,678	(20,360)
Decrease in accounts payable and other accrued liabilities	(52,898)	143,285
Net cash from operating activities	408,880	465,102
CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	(12,797,675)	(18,036,908)
Collections of receivables	11,739,395	17,217,638
Decrease in restricted cash	79,387	1,986
Purchase of equipment on operating leases	(250,818)	(386,361)
Proceeds from disposal of equipment on operating leases	157,244	238,025
Purchase of software	(203)	(993)
Expenditures for property and equipment	(33)	(33)
Proceeds from disposal of property and equipment	93	93
Net cash from (used in) investing activities	(1,072,610)	(966,553)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of affiliated debt	493,484	533,346
Payment of affiliated debt	(866,971)	(1,275,856)
Proceeds from issuance of long-term debt	2,649,338	4,101,882
Payment of long-term debt	(1,843,814)	(3,543,494)
Increase in revolving credit facilities	42,590	943,874
Net cash from (used in) financing activities	474,627	674,752
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(189,103)	173,301
CASH AND CASH EQUIVALENTS:
Beginning of period	420,792	420,792
End of period	231,689	594,093
CASH PAID DURING THE PERIOD FOR INTEREST	205,546	267,114
CASH PAID DURING THE PERIOD FOR TAXES	$ 44,507	$ 27,193